Non-Current Assets – Investments in Financial Assets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Investments in Financial Assets

	June 30, 2021	June 30, 2020
		Restated
	US$	US$

Listed Australian shares - at fair value[1]	—	199,417
	—	199,417

Summary of Details of Listed Australian Shares

Listed Investments	Ownership interest	Fair value at June 30[2]	Exchange on translation	Disposal in the financial year[3]	Financial value gain/(loss) recognized in OCI[4]	Opening fair value
2021
Non-current investments:
Optiscan Imaging Limited	—	—	—	(669,184)	469,767	199,417
Total listed investments		—	—	(669,184)	469,767	199,417
2020 (Restated)
Non-current investments:
Antisense Therapeutics Ltd		—	(2,469)	(335,746)	174,196	164,019
Optiscan Imaging Limited	1.73%	199,417	(4,920)	—	(133,098)	337,435
Total listed investments		199,417	(7,389)	(335,746)	41,098	501,454

1 These financial assets are investments in equity instruments and are not held for trading, they are held for medium to long‑term strategic purposes. Accordingly, the Group has elected to designate these investments in equity instruments as at FVTOCI as recognizing short‑term fluctuations in these investments’ fair value in profit or loss would not be consistent with the Group’s strategy of holding these investments for long‑term purposes and realizing their performance potential in the long run.

2 The fair value represents the share (bid) price at year end and does not include any capital gains tax or selling costs that may be applicable on the disposal of these investments. These non‑current investments in listed shares consist of investments in ordinary shares, and therefore have no fixed maturity date or coupon rate.

3 During the year ended June 30, 2021, the Group’s investment in Optiscan Imaging Limited (OIL) was sold for net proceeds of US$669,184. The increase in fair value during the year of US$469,767 was recognized in other comprehensive income. The fair value of the investment in OIL at the disposal date was US$669,184. The Group disposed of the investment in line with its Treasury and Investment Policy.

During the year ended June 30, 2020, the Group disposed of its remaining investment in Antisense    Therapeutics Ltd (ANP) for net proceeds of US$335,746. The increase in fair value during the year of US$174,196 was recognized in other comprehensive income. In accordance with the Group’s accounting policy, the gain remains within the fair value of investments reserve. The fair value of the investment in ANP at the disposal date was US$335,746. The Group disposed of the investment in line with its Treasury and Investments Policy.

4 A fair value increase of US$469,767 (2020: US$41,098) in the carrying value of investments has been made through other comprehensive income in the year due to a net increase in their market value in the year.